STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A common stock Common Stock	Class B common stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Feb. 13, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 13, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor		$ 690	24,310		25,000
Issuance of Class B common stock to Sponsor (in shares)		6,900,000
Net loss				(1,000)	(1,000)
Balance at the end at Mar. 31, 2020		$ 690	24,310	(1,000)	24,000
Balance at the end (in shares) at Mar. 31, 2020		6,900,000
Balance at the beginning at Feb. 13, 2020	$ 0	$ 0	0	0	$ 0
Balance at the beginning (in shares) at Feb. 13, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of Units, net of underwriting discounts (in shares)					27,600,000
Net loss					$ (114,691)
Balance at the end at Sep. 30, 2020		$ 690		(25,533,547)	(25,532,857)
Balance at the end (in shares) at Sep. 30, 2020		6,900,000
Balance at the beginning at Feb. 13, 2020	$ 0	$ 0	0	0	$ 0
Balance at the beginning (in shares) at Feb. 13, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of Units, net of underwriting discounts (in shares)					27,600,000
Net loss					$ (15,294,860)
Balance at the end at Dec. 31, 2020		$ 690		(40,659,524)	(40,658,834)
Balance at the end (in shares) at Dec. 31, 2020		6,900,000
Balance at the beginning at Feb. 14, 2020		$ 0	0	0	0
Balance at the beginning (in shares) at Feb. 14, 2020		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor		$ 690	24,310		25,000
Issuance of Class B common stock to Sponsor (in shares)		6,900,000
Net loss				(1,000)	(1,000)
Balance at the end at Mar. 31, 2020		$ 690	24,310	(1,000)	24,000
Balance at the end (in shares) at Mar. 31, 2020		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		$ 0	0	0	0
Balance at the end at Jun. 30, 2020		$ 690	24,310	(1,000)	24,000
Balance at the end (in shares) at Jun. 30, 2020		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Class A ordinary share subject to redemption amount			1,302,710	25,418,856	26,721,566
Cash paid in excess of fair value of Private Placement Warrants			$ 1,278,400		1,278,400
Net loss				(113,691)	(113,691)
Balance at the end at Sep. 30, 2020		$ 690		(25,533,547)	(25,532,857)
Balance at the end (in shares) at Sep. 30, 2020		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Class A ordinary share subject to redemption amount				54,192	54,192
Net loss				(15,180,169)	(15,180,169)
Balance at the end at Dec. 31, 2020		$ 690		(40,659,524)	(40,658,834)
Balance at the end (in shares) at Dec. 31, 2020		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Class A ordinary share subject to redemption amount				54,865	54,865
Net loss				14,686,984	14,686,984
Balance at the end at Mar. 31, 2021		$ 690		(26,027,405)	(26,026,715)
Balance at the end (in shares) at Mar. 31, 2021		6,900,000
Balance at the beginning at Dec. 31, 2020		$ 690		(40,659,524)	(40,658,834)
Balance at the beginning (in shares) at Dec. 31, 2020		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(3,657,398)
Balance at the end at Sep. 30, 2021		$ 690		(44,312,150)	(44,311,460)
Balance at the end (in shares) at Sep. 30, 2021		6,900,000
Balance at the beginning at Mar. 31, 2021		$ 690		(26,027,405)	(26,026,715)
Balance at the beginning (in shares) at Mar. 31, 2021		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Class A ordinary share subject to redemption amount				(41,715)	(41,715)
Net loss				(4,088,974)	(4,088,974)
Balance at the end at Jun. 30, 2021		$ 690		(30,074,664)	(30,073,974)
Balance at the end (in shares) at Jun. 30, 2021		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Class A ordinary share subject to redemption amount				(17,922)	(17,922)
Net loss				(14,255,408)	(14,255,408)
Balance at the end at Sep. 30, 2021		$ 690		$ (44,312,150)	$ (44,311,460)
Balance at the end (in shares) at Sep. 30, 2021		6,900,000